Bank loan	12 Months Ended
Mar. 31, 2012
Bank loan
11	Bank loan

	March 31,
Lender	2011	2012	2012
	RMB	RMB	US$

Hua Xia Bank	45,000	45,000	7,146

During the year ended March 31, 2010, the Group entered into a loan agreement with a commercial bank in the PRC for the term of one year. During the years ended March 31, 2011 and 2012, the Group repaid the bank loan in full upon its maturity and entered into a new loan agreement with the commercial bank for the term of one year. The loans bear a floating interest rate at 110% (2011: 110%) of the base lending rate quoted by the People’s Bank of China, which is re-priced monthly. As of March 31, 2012, the bank loan bears interest at 7.216% (2011: 6.666%) per annum.

The bank loans are denominated in RMB and are collateralized by certain buildings of the Group with carrying value of RMB135,967 and RMB128,890 (US$20,467) as of March 31, 2011 and 2012, respectively. The bank loan has been repaid in full upon maturity on June 27, 2012.

Interest expense relating to the bank loans were recognized as follows:

Loan period	Year ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

April 28, 2009 to April 27, 2010	2,431	196	-	-
May 11, 2010 to May 11, 2011	-	2,410	434	69
June 27, 2011 to June 27, 2012	-	-	2,853	453
Total interest expense	2,431	2,606	3,287	522